Note 10 - Other Comprehensive Loss (Details Textual)	12 Months Ended
Mar. 31, 2021 USD ($)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, before Tax, Parent, Total	$ (14,751,900) [1]
Open Hedges Subject To Fair Value Changes [Member]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, before Tax, Parent, Total	(7,908,760)
Closed Hedges with Hedged Transaction Still Expected to Occur [Member]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, before Tax, Parent, Total	$ (6,843,140)

[1]	Of the $14,751,900 before tax comprehensive loss, $7,393,600 is associated with open hedges subject to fair value changes and $7,358,300 is realized losses associated with de-designated hedges with the hedged transaction still expected to occur.